Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Wanger Advisors Trust
Entity Central Index Key	0000929521
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Wanger Advisors Trust [Member]
Shareholder Report [Line Items]
Fund Name	Wanger Acorn
Class Name	Wanger Acorn
Trading Symbol	WUSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Wanger Acorn (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Wanger Acorn	$ 96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the financials, health care and consumer staples sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and energy sectors and a larger allocation to the industrials sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Natera, Inc., a genetic testing company; Williams-Sonoma, Inc., a home products retailer; Curtiss-Wright Corp., a global integrated aerospace and defense contractor; Credo Technology Group Holding Ltd., a manufacturer of circuits and cables for connectivity solutions; and FTAI Aviation Ltd., which maintains and leases commercial jet engines, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the information technology, consumer discretionary and materials sectors hurt the Fund’s results during the annual period.
Allocations
| Small weightings in the financials and communication services sectors detracted.
Individual holdings
| Fund positions in Five Below, Inc., a specialty value retailer; Atkore, Inc., a leading manufacturer of electrical, mechanical, safety and infrastructure products; Sprout Social, Inc., a provider of online social media management tools for businesses; Repligen Corp., a global life sciences company; and WillScot Holdings Corp., which offers turnkey office space and storage solutions, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Wanger Acorn (a)	14.18	4.58	8.12
Russell 2500 ® Growth Index	13.90	8.08	9.45
Russell 3000 ® Index (b)	23.81	13.86	12.55
(a)
The Fund’s performance prior to May 1, 2022 reflects returns achieved pursuant to a strategy with a different market capitalization limit on the companies in which the Fund invested a majority of its assets. If the Fund’s current strategies had been in place for the prior periods, results shown would have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to Russell 2500
®
Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to Russell 2500
®
Growth Index, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 516,308,769
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 3,916,102
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 516,308,769
Total number of portfolio holdings	104
Investment advisory fee (represents 0.74% of Fund average net assets)	$ 3,916,102
Portfolio turnover for the reporting period	82%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	1.9%
Blue Owl Capital, Inc.	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Churchill Downs, Inc.	2.6%
Bio-Techne Corp.	2.4%
FTAI Aviation Ltd.	2.4%
Five Below, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.2%
Curtiss-Wright Corp.	2.2%
Glaukos Corp.	2.1%
SPX Technologies, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	1.9%
Blue Owl Capital, Inc.	1.9%